SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2019	1,077,909
Granted	802,513
Vested	(388,073)
Forfeited	(125,436)
Outstanding as of December 31, 2019	1,366,913